Interest-Bearing Bank and Other Borrowings	12 Months Ended
Dec. 31, 2025
Interest-Bearing Bank and Other Borrowings [Abstract]
INTEREST-BEARING BANK AND OTHER BORROWINGS
27.	INTEREST-BEARING BANK AND OTHER BORROWINGS

2024

	Effective interest rate per annum (%)	Maturity	RMB

Current
Short-term borrowing	2.60-2.70 or 1 year LPR-0.30 to 0.75	2025	290,000
Current portion of long-term bank loans – unsecured	1 year LPR-0.15 to 0.65 or 1 year LPR+0.65 to 0.85	2025	213,170
Current portion of long-term bank loans – unsecured	2.80 - 4.55	2025	255,000
Current portion of long-term bank loans – secured*	5 year LPR-0.85	2025	11,453
Lease liabilities (note 13(b))	4.00 - 4.35	2025	9,439

Total – current			779,062

Non-current
Bank loans – unsecured	1 year LPR-0.45 to 0.65 or 1 year LPR+0.70 to 0.85	2026 - 2028	203,100
Bank loans – unsecured	2.80-4.50	2026 - 2027	77,250
Bank loans – secured*	5 year LPR-0.85	2026 - 2038	588,292
Lease liabilities (note 13(b))	4.00 - 4.35	2026 - 2028	20,793

Total – non-current			889,435

Total			1,668,497

2025

	Effective interest rate per annum (%)	Maturity	RMB	US$

Current
Short-term borrowing	2.11-2.50 or 1 year LPR-0.60 to 0.89	2026	1,040,000	148,718
Current portion of long term bank loans – unsecured	2.80	2026	2,500	358
Current portion of long term bank loans – unsecured	1 year LPR-0.45 to 0.75	2026	156,200	22,336
Current portion of long-term bank loans – secured*	5 year LPR-0.85	2026	16,498	2,359
Lease liabilities (note 13(b))	4.00 - 4.35	2026	7,283	1,041

Total – current			1,222,481	174,812

Non-current
Bank loans – unsecured	1 year LPR-0.45 to 0.75	2027 – 2028	114,900	16,431
Bank loans – unsecured	2.80	2027	43,750	6,256
Bank loans – secured*	5 year LPR-0.85	2027 – 2038	583,675	83,464
Lease liabilities (note 13(b))	4.00 - 4.35	2027 – 2028	14,913	2,133

Total – non-current			757,238	108,284

Total			1,979,719	283,096

Note: LPR represents the Loan Prime Rate.

*

The bank loans amounting to RMB600,173 (US$85,823) as at December 31, 2025 were secured by the pledge of the Group’s buildings with a net carrying amount of RMB676,985 (US$96,808) and right-of-use assets with a net carrying amount of RMB25,338 (US$3,623) as at December 31, 2025. Such loans were also guaranteed by two of the Group’s subsidiaries.

The bank loans amounting to RMB599,745 as at December 31, 2024 were secured by the pledge of the Group’s buildings with a net carrying amount of RMB731,282 and right-of-use assets with a net carrying amount of RMB26,468 as at December 31, 2024. Such loans were also guaranteed by two of the Group’s subsidiaries.

The unsecured bank loans amounting to RMB140,000 (US$20,020) (2024: RMB278,070) were guaranteed by the Group’s subsidiaries as at December 31, 2025.

The carrying amounts of borrowings are all denominated in RMB. The weighted average interest rate for the outstanding short-term bank loans as of December 31, 2024 and 2025, was 2.63% and 2.18%, respectively.

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Analyzed into:
Within one year	779,062	1,222,481	174,812
In the second year	242,473	160,201	22,908
In the third to fifth years, inclusive	159,355	140,100	20,034
Beyond five years	487,607	456,937	65,342

Total	1,668,497	1,979,719	283,096